Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation
14.	Share-based compensation

Restricted share units

On April 1, 2018, the Company’s board of director approved the 2018 Restricted Share Unit Scheme (“2018 Plan”). In connection with the 2018 Plan, the Company established Douyu Employee Benefit Trust (the “Trust”) as a holding platform and 2,106,321 share of ordinary shares were issued to the Trust as a reserve pool for future issuance of equity share incentive to the Group’s employees. All shareholder rights of these 2,106,321 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding restrict share units are vested. The Group referred to the interest in Trust as Restricted Share Units and each Restricted Share Unit represents one ordinary share. The Scheme shall be valid and effective for a period of 10 years.

On April 1, 2018, pursuant to a board of director resolution, 2,098,069 restricted share units corresponding to 2,098,069 ordinary shares were granted to certain employees, directors and officers for zero cash subscription. The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO. The Group has determined the per share fair value of the restricted share unit to be RMB274.51 with the assistance of an independent valuation firm based on the fair value of the underlying ordinary shares which was determined by using the hybrid method of the probability weighted expected return method (“PWERM”) and the option pricing method (“OPM”) to allocate equity value to preferred and ordinary shares on a fully diluted basis.

The total intrinsic value of restricted share units vested during the year ended December 31, 2022 was RMB110,259,005.

The Group has recorded compensation expenses of RMB66,741,438, RMB nil and RMB nil for the years ended December 31, 2022, 2023 and 2024 relating to these restricted share units. As of December 31, 2022, all the restricted share units were vested.